MERGER AND ACQUISITIONS (Tables)	12 Months Ended
Dec. 28, 2013
Business Acquisition [Line Items]
Pro Forma Impact from Acquisitions
In addition, the pro-forma consolidated results do not reflect the actual or expected realization of any cost savings associated with the acquisitions.

	Year-to-Date
(Millions of Dollars, except per share amounts)	2013	2012
Net sales	$11,113.2	$10,832.1
Net earnings from continuing operations attributable to common shareowners	549.2	492.1
Diluted earnings per share-continuing operations	3.46	2.95

Niscayah
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the estimated fair values of major assets acquired and liabilities assumed:

(Millions of Dollars)
Cash and cash equivalents	$21.1
Accounts and notes receivable, net	178.0
Inventories, net	55.1
Prepaid expenses and other current assets	45.3
Property, plant and equipment	32.3
Trade names	6.0
Customer relationships	350.0
Other assets	43.1
Short-term borrowings	(202.9)
Accounts payable	(55.8)
Deferred taxes	(143.5)
Other liabilities	(253.9)
Total identifiable net assets	$74.8
Goodwill	921.0
Total consideration transferred	$995.8